MATTHEWS ASIA FUNDS

SUPPLEMENT DATED AUGUST 24, 2020

TO THE INVESTOR CLASS PROSPECTUS DATED APRIL 29, 2020, AS SUPPLEMENTED (THE “PROSPECTUS”)

For all existing and prospective shareholders of Matthews Asia Value Fund – Investor Class (MAVRX):

Liquidation

The Board of Trustees of Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) has approved a Plan of Termination, Dissolution and Liquidation for the Matthews Asia Value Fund, a series of the Trust (the “Fund”), pursuant to which the Fund will be liquidated (the “Liquidation”) on or about September 30, 2020 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective on August 25, 2020, the Fund will no longer sell shares to new investors or existing shareholders, including through exchanges into the Fund from other series of the Trust.

Mechanics. The Fund will cease investment operations in accordance with the Fund’s investment objective and policies, and the Fund’s assets will be converted into cash and cash equivalents on or before the Liquidation Date. In connection with the Liquidation, any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of those shares after the Fund has paid or covered with reserves all of its charges, taxes, expenses and liabilities. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all shareholders of the Fund of record at the time of the Liquidation. Additionally, the Fund must declare and distribute to shareholders any realized capital gains and all net investment income no later than the final Liquidation distribution. Matthews International Capital Management, LLC (“Matthews”), investment advisor to the Fund, intends to distribute substantially all of the Fund’s net investment income before the Liquidation. Matthews will bear all expenses in connection with the Liquidation to the extent those expenses exceed the amount of the Fund’s normal and customary fees and expenses accrued by the Fund through the Liquidation Date, provided that those accrued amounts are first applied to pay for the Fund’s normal and customary fees and expenses.

Other Alternatives. At any time before the Liquidation Date, shareholders of the Fund may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Investing in the Matthews Asia Funds – Selling (Redeeming) Shares” in the Prospectus. Shareholders may also exchange their Fund shares for shares of the same class of any other series of the Trust, as described in and subject to any restrictions set forth under “Investing in the Matthews Asia Funds – Exchanging Shares” in the Prospectus.

U.S. Federal Income Tax Matters. For tax purposes, with respect to shares held in a taxable account, the automatic redemption of shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares (i.e., as a sale that may result in gain or loss for federal income tax purposes). Instead of waiting until the Liquidation Date, a shareholder may voluntarily redeem his or her shares before the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses before the Liquidation Date. See “Other Shareholder Information – Taxes” in the Prospectus. Shareholders should consult their tax advisors regarding the tax treatment of the Liquidation.

If you have any questions regarding the Liquidation, please contact the Trust at 1-800-789-ASIA (2742).

Portfolio Manager Changes

For all existing and prospective shareholders of Matthews Asia Funds:

Effective as of August 31, 2020, Tiffany Hsiao, CFA, YuanYuan Ji and Beini Zhou, CFA, will no longer act as Portfolio Managers of the Trust. All references to Mses. Hsiao and Ji and Mr. Zhou are removed in their entirety as of the same date.

For all existing and prospective shareholders of Matthews Asia Growth Fund – Investor Class (MPACX):

Effective as of August 31, 2020, Michael J. Oh, CFA, will act as Co-Manager of the Matthews Asia Growth Fund. Taizo Ishida will continue to act as the Lead Manager of the Matthews Asia Growth Fund.

For all existing and prospective shareholders of Matthews Asian Growth and Income Fund – Investor Class (MACSX):

Effective as of August 31, 2020, Satya Patel will act as Co-Manager of the Matthews Asian Growth and Income Fund, and John Paul Lech will no longer act as Co-Manager of the Matthews Asian Growth and Income Fund. Effective as of the same date, all references to Mr. Lech in respect of the Matthews Asian Growth and Income Fund are removed. Robert Horrocks, PhD, and Kenneth Lowe, CFA, will continue to act as Lead Managers of the Matthews Asian Growth and Income Fund.

For all existing and prospective shareholders of Matthews Asia Innovators Fund – Investor Class (MATFX):

Effective as of August 31, 2020, Raymond Deng will act as Co-Manager of the Matthews Asia Innovators Fund. Michael J. Oh, CFA, will continue to act as the Lead Manager of the Matthews Asia Innovators Fund.

For all existing and prospective shareholders of Matthews Asia Small Companies Fund – Investor Class (MSMLX):

Effective as of August 31, 2020, Vivek Tanneeru will act as the Lead Manager of the Matthews Asia Small Companies Fund, and there will be no Co-Manager for the Matthews Asia Small Companies Fund.

For all existing and prospective shareholders of Matthews Asia Value Fund – Investor Class (MAVRX):

Effective as of August 31, 2020, Robert J. Horrocks, PhD, will act as the sole Lead Manager of the Matthews Asia Value Fund through its liquidation on or about September 30, 2020.

For all existing and prospective shareholders of Matthews Emerging Markets Equity Fund – Investor Class (MEGMX):

Effective as of August 31, 2020, John Paul Lech will act as the sole Lead Manager of the Matthews Emerging Markets Equity Fund.

For all existing and prospective shareholders of Matthews China Small Companies Fund – Investor Class (MCSMX):

Effective as of August 31, 2020, Winnie Chwang and Andrew Mattock, CFA, will act as Lead Managers of the Matthews China Small Companies Fund, and there will be no Co-Manager for the Matthews China Small Companies Fund.

Portfolio Manager Biographies

For all existing and prospective shareholders of Matthews Asia Funds:

In light of the Portfolio Manager changes described above, effective August 31, 2020, the biographies of the following Portfolio Managers in the table under the heading “Management of the Funds – Portfolio Managers” on pages 101-104 of the Prospectus are removed in their entirety and replaced as follows:

For Robert J. Horrocks:

ROBERT J. HORROCKS, PhD
Robert Horrocks is Chief Investment Officer and a Portfolio Manager at Matthews and has been a Matthews Asia Funds Trustee since 2018. He manages the firm’s Asian Growth and Income and Asia Value Strategies and co-manages the Asia Dividend and Asia ex Japan Dividend Strategies. As Chief Investment Officer, Robert oversees the firm’s investment process and investment professionals and sets the research agenda for the investment team. Before joining Matthews in 2008, Robert was Head of Research at Mirae Asset Management in Hong Kong. From 2003 to 2006, Robert served as Chief Investment Officer for Everbright Pramerica in China, establishing its quantitative investment process. He started his career as a Research Analyst with WI Carr Securities in Hong Kong before moving on to spend eight years working in several different Asian jurisdictions for Schroders, including stints as Country General Manager in Taiwan, Deputy Chief Investment Officer in Korea and Designated Chief Investment Officer in Shanghai. Robert earned his PhD in Chinese Economic History from Leeds University in the United Kingdom and is fluent in Mandarin. Robert has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2009, of the Matthews Asia Dividend Fund since 2013 and of the Matthews Asia Value Fund since August 2020.	Lead Manager Matthews Asian Growth and Income Fund Matthews Asia Value Fund Co-Manager Matthews Asia Dividend Fund

For Winnie Chwang:

WINNIE CHWANG
Winnie Chwang is a Portfolio Manager at Matthews and manages the firm’s China Small Companies Strategy and co-manages the China and Asia ESG Strategies. She joined the firm in 2004 and has built her investment career at the firm. Winnie earned an M.B.A. from the Haas School of Business and received her B.A. in Economics with a minor in Business Administration from the University of California, Berkeley. She is fluent in Mandarin and conversational in Cantonese. Winnie has been a Portfolio Manager of the Matthews China Fund since 2014, of the Matthews Asia ESG Fund since its inception in 2015 and of the Matthews China Small Companies Fund since August 2020.	Lead Manager Matthews China Small Companies Fund Co-Manager Matthews China Fund Matthews Asia ESG Fund

For Raymond Deng:

RAYMOND DENG
Raymond Deng is a Portfolio Manager at Matthews and co-manages the firm’s Pacific Tiger and Asia Innovators Strategies. Prior to joining the firm in 2014, Raymond earned an M.B.A from The University of Chicago Booth School of Business. From 2008 to 2012, he worked at Booz & Company, most recently as a Senior Consultant responsible for developing corporate growth strategies, financial analysis and modeling and client management. Raymond received a B.S. in Industrial Engineering from Tsinghua University in Beijing. He is fluent in Mandarin. Raymond has been a Portfolio Manager of the Matthews Pacific Tiger Fund since 2019 and of the Matthews Asia Innovators Fund since August 2020.	Co-Manager Matthews Pacific Tiger Fund Matthews Asia Innovators Fund

For John Paul Lech:

JOHN PAUL LECH
John Paul Lech is a Portfolio Manager at Matthews. He manages the firm’s Emerging Markets Equity Strategy. Prior to joining the firm in 2018, he spent most of his 10 years at OppenheimerFunds as an Analyst and Portfolio Manager on a diversified emerging market equity strategy. John Paul started his career as an Analyst and Associate at Citigroup Global Markets, Inc. He is fluent in Spanish and conversational in French and Portuguese. John Paul earned both an M.A. and a B.S.F.S. from the Walsh School of Foreign Service at Georgetown University. John Paul has been a Portfolio Manager of the Matthews Emerging Markets Equity Fund since its inception in April 2020.	Lead Manager Matthews Emerging Markets Equity Fund

For Andrew Mattock:

ANDREW MATTOCK, CFA
Andrew Mattock is a Portfolio Manager at Matthews and manages the firm’s China and China Small Companies Strategies. Prior to joining the firm in 2015, he was a Fund Manager at Henderson Global Investors for 15 years, first in London and then in Singapore, managing Asia Pacific equities. Andrew holds a Bachelor of Business majoring in Accounting from ACU. He began his career at PricewaterhouseCoopers and qualified as a Chartered Accountant. Andrew has been a Portfolio Manager of the Matthews China Fund since 2015 and of the Matthews China Small Companies Fund since August 2020.	Lead Manager Matthews China Fund Matthews China Small Companies Fund

For Michael J. Oh:

MICHAEL J. OH, CFA
Michael Oh is a Portfolio Manager at Matthews. He manages the firm’s Asia Innovators and Korea Strategies and co-manages the Asia Growth Strategy. Michael joined Matthews in 2000 as a Research Analyst and has built his investment career at the firm. Michael received a B.A. in Political Economy of Industrial Societies from the University of California, Berkeley. He is fluent in Korean. Michael has been a Portfolio Manager of the Matthews Korea Fund since 2007, of the Matthews Asia Innovators Fund since 2006 and of the Matthews Asia Growth Fund since August 2020.	Lead Manager Matthews Korea Fund Matthews Asia Innovators Fund Co-Manager Matthews Asia Growth Fund

For Vivek Tanneeru:

VIVEK TANNEERU
Vivek Tanneeru is a Portfolio Manager at Matthews and manages the firm’s Asia ESG and Asia Small Companies Strategies. Prior to joining Matthews in 2011, Vivek was an Investment Manager on the Global Emerging Markets team of Pictet Asset Management in London. While at Pictet, he also worked on the firm’s Global Equities team, managing Japan and Asia ex Japan markets. Before earning his M.B.A. from the London Business School in 2006, Vivek was a Business Systems Officer at The World Bank and served as a Consultant at Arthur Andersen Business Consulting and Citicorp Infotech Industries. He interned at Generation Investment Management while studying for his M.B.A. Vivek received his Master’s in Finance from the Birla Institute on Technology & Science in India. He is fluent in Hindi and Telugu. Vivek has been a Portfolio Manager of the Matthews Asia ESG Fund since its inception in 2015 and of the Matthews Asia Small Companies Fund since August 2020.	Lead Manager Matthews Asia ESG Fund Matthews Asia Small Companies Fund

In addition, effective August 31, 2020, the following disclosure relating to Satya Patel is added to the table under the heading “Management of the Funds – Portfolio Managers” on page 103 of the Prospectus:

SATYA PATEL
Satya Patel is a Portfolio Manager at Matthews and manages the firm’s Asia Credit Opportunities Strategy and co-manages the Asia Total Return Bond, and Asian Growth and Income Strategies. Prior to joining Matthews in 2011, Satya was an Investment Analyst with Concerto Asset Management. He earned his M.B.A. from the University of Chicago Booth School of Business in 2010. In 2009, Satya worked as an Investment Associate in Private Placements for Metlife Investments and from 2006 to 2008, he was an Associate in Credit Hedge Fund Sales for Deutsche Bank in London. He holds a Master’s in Accounting and Finance from the London School of Economics and a B.A. in Business Administration and Public Health from the University of Georgia. Satya is proficient in Gujarati. Satya has been a Portfolio Manager of the Matthews Asia Credit Opportunities Fund since its inception in 2016, of the Matthews Asia Total Return Bond Fund since 2014 and of the Matthews Asian Growth and Income Fund since August 2020.	Lead Manager Matthews Asia Credit Opportunities Fund Co-Manager Matthews Asia Total Return Bond Fund Matthews Asian Growth and Income Fund

Please retain this Supplement with your records.

ST055-0820